Income from operations - Disaggregation of Sale per segment (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Income from operations - Text Details (Detail) [Line Items]
Revenue from contracts with customers		€ 19,003		€ 17,700		€ 17,780
Revenue From Other Sources	[1]	479	[2]	421	[3]
Total revenue		19,482	[4]	18,121	[5]	17,780
Goods or services transferred at point in time [member]
Income from operations - Text Details (Detail) [Line Items]
Revenue from contracts with customers		14,982		14,186
Goods or services transferred over time [member]
Income from operations - Text Details (Detail) [Line Items]
Revenue from contracts with customers		4,021		3,514
Connected Care [Member]
Income from operations - Text Details (Detail) [Line Items]
Revenue from contracts with customers		4,263		3,981
Revenue From Other Sources		411	[2]	360	[3]
Total revenue		4,674	[6]	4,341	[5]	4,331
Connected Care [Member] | Goods or services transferred at point in time [member]
Income from operations - Text Details (Detail) [Line Items]
Revenue from contracts with customers		3,545		3,351
Connected Care [Member] | Goods or services transferred over time [member]
Income from operations - Text Details (Detail) [Line Items]
Revenue from contracts with customers		718		630
Diagnosis & Treatment [Member]
Income from operations - Text Details (Detail) [Line Items]
Revenue from contracts with customers		8,417		7,665
Revenue From Other Sources		68	[2]	61	[3]
Total revenue		8,485	[6],[7]	7,726	[5]	7,365
Diagnosis & Treatment [Member] | Goods or services transferred at point in time [member]
Income from operations - Text Details (Detail) [Line Items]
Revenue from contracts with customers		5,428		5,034
Diagnosis & Treatment [Member] | Goods or services transferred over time [member]
Income from operations - Text Details (Detail) [Line Items]
Revenue from contracts with customers		2,988		2,631
Other [Member]
Income from operations - Text Details (Detail) [Line Items]
Revenue from contracts with customers		469		530
Revenue From Other Sources		0	[2]	0	[3]
Total revenue		469	[6]	530	[5]	400
Other [Member] | Goods or services transferred at point in time [member]
Income from operations - Text Details (Detail) [Line Items]
Revenue from contracts with customers		162		282
Other [Member] | Goods or services transferred over time [member]
Income from operations - Text Details (Detail) [Line Items]
Revenue from contracts with customers		308		249
Personal Health [Member]
Income from operations - Text Details (Detail) [Line Items]
Revenue from contracts with customers		5,854		5,524
Revenue From Other Sources		0	[2]	0	[3]
Total revenue		5,854	[6]	5,524	[5]	€ 5,685
Personal Health [Member] | Goods or services transferred at point in time [member]
Income from operations - Text Details (Detail) [Line Items]
Revenue from contracts with customers		5,848		5,519
Personal Health [Member] | Goods or services transferred over time [member]
Income from operations - Text Details (Detail) [Line Items]
Revenue from contracts with customers		€ 6		€ 5

[1]	Other sources mainly relates to leases, including sublease income from right-of-use assets and related services of EUR 307 million (2018: EUR 273 million)
[2]	Other sources mainly relates to leases, including sublease income from right-of-use assets and related services of EUR 307 million
[3]	Other sources mainly relates to leases, including sublease income from right-of-use assets and related services of EUR 273 million
[4]	Represents revenue from external customers as required by IFRS 8 Operating Segments.
[5]	Represents revenue from external customers as required by IFRS 8 Operating Segments.
[6]	Represents revenue from external customers as required by IFRS 8 Operating Segments.
[7]	In 2019 Philips’ Emerging Businesses were moved out of segment Other into segment Diagnosis & Treatment to enable these businesses with better access to downstream capabilities. While these businesses remain in (semi-)incubator phase, in 2019 they received a corporate funding out of segment Other of EUR 54 million to support them during their emerging idea-to-market business phase.